As filed with the Securities and Exchange Commission on April 29, 2009

033-80057

Registration Nos. 811-9140

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

Under the
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

(Check appropriate box or boxes.)

Virtus Institutional Trust

(Exact Name of Registrant as Specified in Charter)

101 Munson Street, Greenfield, MA 01301

(Address of Principal Executive Offices) (Zip Code)

(800) 814-1897

(Registrant’s Telephone Number, including Area Code)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	Part C

3.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing a corrected Exhibit j—Consent of Independent Registered Public Accounting Firm.

The Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 27 to its registration statement filed on April 28, 2009 are incorporated by reference herein.

VIRTUS INSTITUTIONAL TRUST

PART C — OTHER INFORMATION

Item 23.	Exhibits

a.1.	Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post Effective Amendment No. 14 (File No. 033-80057) on October 30, 2000 and incorporated herein by reference.

a.2.	Amendment to Agreement and Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

b.1.	Amended and Restated By-Laws of the Registrant, adopted November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

b.2.	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant adopted November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 18 (File No. 033-80057) on April 25, 2003 and incorporated herein by reference.

d.2.	First Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated March 3, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

d.3.	Subadvisory Agreement between VIA and Goodwin Capital Advisers, Inc. (“Goodwin”) on behalf of the Fund, dated April 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

e.1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), dated November 19, 1997, filed via EDGAR as Exhibit (6)(a) with Post-Effective Amendment No. 9 (File No. 033-80057) on April 28, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between VP Distributors and dealers, effective February, 2009, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-80057) on April 28, 2009 and incorporated herein by reference.

f.	None.

g.1.	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”), dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

g.2.	Amendment dated February 10, 2000 to Master Custodian Contract, dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

g.3.	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

g.4.	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

h.1.	Sub-Transfer Agency and Service Agreement between VP Distributors and Boston Financial Data Services, Inc. (“BFDS”) dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-80057) on December 16, 2005 and incorporated herein by reference.

h.2.	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

h.3.	Administration Agreement between Registrant and VP Distributors, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

h.4.	Third Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.5.	Fourth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.6.	First Amendment to Administration Agreement between Registrant and VP Distributors effective November 15, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.7.	Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.8.	Second Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.9.	Fifth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.10.	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.11.	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA, dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

h.12.	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated July 1, 2008, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-80057) on April 28, 2009, and incorporated herein by reference.

i.	Opinion of Counsel, filed via EDGAR with Post Effective Amendment No. 14 (File No. 033-80057) on October 30, 2000 and incorporated herein by reference.

j.*	Consent of Independent Registered Public Accounting Firm, filed via EDGAR herewith.

k.	None.

l.	Initial Capitalization Agreement, filed via EDGAR as Exhibit (13) with Pre-Effective Amendment No. 1 (File No. 033-80057) on February 2, 1996 and incorporated herein by reference.

m.	Class Y Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

n.	2007 Amended and Restated Plan Pursuant to Rule 18f-3 Multi-Class, adopted July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Code of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors), dated November 2008, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-80057) on April 28, 2009, and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (VIA) dated November 2008, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-80057) on April 28, 2009, and incorporated herein by reference.

p.3.	Code of Ethics of the Subadviser (Goodwin) dated January 22, 2007, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

q.	Power of Attorney for all Trustees dated February 28, 2008, filed via EDGAR with Post-Effective Amendment No. 26 (File No. 033-80057) on April 28, 2008, and incorporated herein by reference.

*	Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with the Trust.

As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Trust.

Item 25.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

See “Management of the Fund” in the Prospectus and “Services of the Adviser and Subadviser” in the Statement of Additional Information which is included in this Post-Effective Amendment, for information regarding the business of the Adviser.

For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser’s and Subadviser’s current Form ADV (SEC File No. 801-5995 for VIA and SEC File No. 801-8177 for Goodwin) filed under the 1940 Act and incorporated herein by reference.

Item 27.	Principal Underwriter.

(a)	VP Distributors serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust, Virtus Opportunities Trust.

(b)	Directors and Executive Officers of VP Distributors are as follows:

Name and Principal Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Anti-Money Laundering Officer and Assistant Secretary

David Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

Name and Principal Address	Positions and Offices with Distributor	Positions and Offices with Registrant
David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

J. Steven Neamtz 100 Pearl Street Hartford, CT 06103	Director and President	None

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation were received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 28.	Location of Accounts and Records.

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Fund: Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	Principal Underwriter, Administrator and Transfer Agent: VP Distributors, Inc. 100 Pearl Street Hartford, CT 06103

Investment Adviser: Virtus Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103	Custodian and Dividend Dispersing Agent: State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

Investment Subadviser: Goodwin Capital Advisers, Inc. One American Row Hartford, CT 06102	Sub-Administrator and Fund Accountant: PNC Global Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Item 29.	Management Services.

None.

Item 30.	Undertakings.

None.

Item	Exhibit

23.j.	Consent of Independent Registered Public Accounting Firm.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 29th day of April, 2009.

VIRTUS INSTITUTIONAL TRUST

By:	/s/ George R. Aylward
George R. Aylward,
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 29th day of April, 2009.

Signature	Title

/s/ George R. Aylward	Trustee and President (principal executive officer)
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (principal
W. Patrick Bradley	financial and accounting officer)

/s/ Leroy Keith, Jr.	Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Chairman and Trustee
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L.J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

*By	/s/ George R. Aylward
* George R. Aylward, Attorney-in-fact pursuant to power of attorney.

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